FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Liabilities designated at fair value through profit or loss: debt securities in issue	£ 6,828	£ 7,531
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	14,996	11,048
Other deposits	6	98
Short positions in securities	816	2,809
Financial liabilities at fair value through profit or loss that meet definition of held for trading	15,818	13,955
Total financial liabilities carried at fair value, excluding derivatives	£ 22,646	£ 21,486